Inventories (Tables)	12 Months Ended
Jun. 30, 2013
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]	Inventories consist of the following:
	As of June 30,
	2012	2013	2013
	RMB	RMB	US$

Raw materials	40,865	-	-
Finished goods	5,410,946	5,040,347	821,251
Inventories, net	5,451,811	5,040,347	821,251